Stockholders’ Deficit (Details) - USD ($)				1 Months Ended	12 Months Ended
	Dec. 22, 2021	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2021	Dec. 31, 2024	Sep. 19, 2024	Dec. 31, 2023	Dec. 20, 2021
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized					1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized					100,000,000		100,000,000
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001
Cancellation shares of common stock		862,500
Common stock, shares issued					5,193,750		5,193,750
Common stock, shares outstanding					5,193,750		5,193,750
Common stock subject to redemption					687,519	687,519	833,469
Number of votes					one
Voting shares percentage					50.00%
Sponsor [Member]
Stockholders’ Deficit [Line Items]
Share issued amount (in Dollars)			$ 25,000
Price per share (in Dollars per share)			$ 0.005
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares issued	450,000		5,175,000
Common stock, description					On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock
Founder Shares [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Founder shares outstanding								(1)
Founder shares issued								4,743,750
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share)	$ 10
Common stock, shares outstanding					738,075
Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Cancellation shares of common stock				862,500
Common stock, description					On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock
Over-Allotment Option [Member]
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share)	$ 10
Stock option exercised	37,500